Derivative Financial Instruments and Market Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) Counterparty	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of risk management strategy related to hedge accounting [Abstract]
Material embedded derivatives | €	€ 0	€ 0	€ 0
Percentage of notional amount of entity's overall currency and interest rate positions	16.00%
Number of counter party above percentage set | Counterparty	0